WARRANTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Number of warrants outstanding as of January 1, 2013		385,500
Number of warrants outstanding as of December 31, 2013	0	385,500
Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding as of January 1, 2013	385,000
Numbers of warrant issued	0
Numbers of warrant exercised	0
Numbers of warrant forfeited	(385,000)
Number of warrants outstanding as of December 31, 2013	0
Exercise price, outstanding at January 1, 2013	$ 0.50
Exercise price, Issued	$ 0
Exercise price, Exercised	$ 0
Exercise price, Expired	$ 0
Exercise price, outstanding at December 31, 2013